MATERIAL ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
MATERIAL ACCOUNTING POLICIES

3.	MATERIAL ACCOUNTING POLICIES

The accounting policies applied in the preparation of these unaudited condensed consolidated interim financial statements are consistent with those applied and disclosed in the Company’s audited consolidated financial statements for the year ended December 31, 2025 and reflect all the adjustments necessary for fair presentation in accordance with IFRS for the interim periods presented.

SANTACRUZ SILVER MINING LTD.

Notes to the Condensed Interim Consolidated Financial Statements

Three and Six Months ended June 30, 2026 and 2025

(Unaudited)

(Expressed in thousands of US dollars, unless otherwise noted)

3.	MATERIAL ACCOUNTING POLICIES (continued)

New IFRS accounting standards and pronouncements – not yet adopted

IFRS 18: Presentation and Disclosure in Financial Statements

In April 2024, the IASB issued IFRS 18: Presentation and Disclosure of Financial Statements (“IFRS 18”), which replaces IAS 1: Presentation of Financial Statements. IFRS 18 introduces a specified structure for the income statement by requiring income and expenses to be presented into the three defined categories of operating, investing and financing, and by specifying certain defined totals and subtotals. Where company-specific measures related to the income statement are provided, IFRS 18 requires companies to disclose explanations around these measures, which are referred to as management-defined performance measures. IFRS 18 also provides additional guidance on principles of aggregation and disaggregation which apply to the primary financial statements and the notes. IFRS 18 will not affect the recognition and measurement of items in the financial statements, nor will it affect which items are classified in other comprehensive income and how these items are classified. Some of the requirements in IAS 1 are moved to IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors and IFRS 7 Financial Instruments: Disclosures. The IASB also made minor amendments to IAS 7 Statement of Cash Flows and IAS 33 Earnings per Share in connection with the new standard.

The standard is effective for reporting periods beginning on or after January 1, 2027, including for interim financial statements. Retrospective application is required, and early application is permitted. The Company is currently assessing the effect of this new standard to its financial statements.

New IFRS accounting standards and pronouncements –adopted

Amendments to IFRS 9: Financial Instruments and IFRS 7: Financial Instruments: Disclosures

In May 2024, the IASB issued amendments to update classification and measurement requirements in IFRS 9: Financial Instruments, and related disclosure requirements in IFRS 7: Financial Instruments: Disclosures. The IASB clarified the recognition and derecognition date of certain financial assets and liabilities, and amended the requirements related to settling financial liabilities using an electronic payment system. It also clarified how to assess the contractual cash flow characteristics of financial assets in determining whether they meet the solely payments of principal and interest criterion, including financial assets that have environmental, social and corporate governance (ESG)-linked features and other similar contingent features. The IASB added disclosure requirements for financial instruments with contingent features that do not relate directly to basic lending risks and costs and amended disclosures relating to equity instruments designated at fair value through other comprehensive income. The amendments are effective for annual periods beginning on or after January 1, 2026 with early application permitted. The Company has adopted the amendments with no material impact to the current reporting period.

The preparation of the financial statements in conformity with IFRS requires management to select accounting policies and make estimates and judgments that may have a material impact on the financial statements. Estimates are continuously evaluated and are based on management’s experience and expectations of future events that are believed to be reasonable under the circumstances. Actual outcomes may differ from these estimates. The Company’s critical accounting judgments and estimates have been consistently applied with those presented in Note 4 of the audited annual consolidated financial statements for the years ended December 31, 2025, and 2024.